COMMITMENTS AND CONTINGENCIES - Components of lease expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lease Cost
Operating lease cost	$ 622,122	$ 597,670
Short-term lease cost	335	72,510
Total lease cost	$ 622,457	$ 670,180